Right-of-use assets and lease debt - Summary of Long Term Debt Maturities (Detail) $ in Thousands, $ in Millions	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 71,021,868	$ 3,450	$ 84,259,336
2023
Disclosure of detailed information about borrowings [line items]
Long-term debt	13,370,533
2024
Disclosure of detailed information about borrowings [line items]
Long-term debt	22,664,124
2025
Disclosure of detailed information about borrowings [line items]
Long-term debt	10,342,707
2026 and Thereafter [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 24,644,504